INVESTMENT IN PGL DISCLOSURE (Details)	12 Months Ended
Mar. 31, 2018 USD ($) shares
Ordinary shares of Portage Glasgow Ltd
Shares purchased or subscribed to | shares	650
Percentage of equity held	65.00%
Unsecured convertible loan facility
Capital commitments	$ 1,400,000
Interest rate, receivable	7.00%
Expenses with the University of Glasgow
Capital commitments	$ 46,837